Share-Based Compensation And Other Related Information - Restricted Stock Unit Activity (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 3,024	$ 4,448
Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 5,000	$ 2,500
Other equity instruments outstanding. beginning (shares | shares	299,216	328,823
Granted (shares) | shares	261,224	146,594
Paid out (shares) | shares	(148,049)	(157,584)
Forfeited (shares) | shares	(15,819)	(18,617)
Other equity instruments outstanding, ending (shares) | shares	396,572	299,216
Fair value of other equity instruments outstanding, beginning	$ 7,107	$ 3,624
Granted, fair value	6,302	3,891
Paid out, fair value	(4,762)	(3,140)
Forfeited, fair value	(545)	(441)
Change in value, fair value	5,628	3,173
Fair value of other equity instruments outstanding, ending	$ 13,730	$ 7,107
First Anniversary of Grant [member] | Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting (percent)	33.30%
Second Anniversary of Grant [member] | Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting (percent)	33.30%
Third Anniversary of Grant [member] | Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting (percent)	33.30%